Schedule Of Investments (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011
Number of CERF Contracts	27,601
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Total United States Treasury Bills, percentage	98.02%	[1]
CERF Expiration Date	March 2014
Current Notional Amount of CERFs	$ 1,310,495,480
Net Unrealized Loss	$ (73,861,629)
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.00% Due 2/16/12 [Member]
United States Treasury bills, stated rate	0.00%
United States Treasury bills, due date	Feb. 16, 2012
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.00%(a) - 0.04% Due 4/05/12 [Member]
United States Treasury bills, stated rate, start	0.00%	[2]
United States Treasury bills, stated rate, end	0.04%
United States Treasury bills, due date	Apr. 05, 2012
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.01% Due 5/24/12 [Member]
United States Treasury bills, stated rate	0.01%
United States Treasury bills, due date	May 24, 2012
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.03% - 0.04% Due 6/07/12 [Member]
United States Treasury bills, stated rate, start	0.03%
United States Treasury bills, stated rate, end	0.04%
United States Treasury bills, due date	Jun. 07, 2012

[1]	Percentage is based on members' equity.
[2]	Rounds to less than 0.01%.